Receivables	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Receivables

3. Receivables

Receivables consist of the following:

(in thousands)	As of September 30, 2014	As of December 31, 2013
Trade receivables	$41,393	$34,065
Total Allowances	(1,881)	(1,737)

Total receivables, net	$39,512	$32,328

Trade receivables are recorded net of credit memos issued during the normal course of business.

3. Receivables

Receivables consist of the following (in thousands):

	Successor December 31, 2013	Predecessor December 31, 2012
Trade receivables	$34,065	$24,880
Allowances	(1,737)	(1,530)

Total receivables, net	$32,328	$23,350

At December 31, 2012, under the Predecessor, Lafarge N.A. maintained accounts receivable securitization programs in both the U.S. and Canada to provide additional sources of working capital and long-term financing. Under the terms of the securitization agreement, Lafarge N.A. maintained effective control over the assets sold and therefore the accounts receivable securitization transactions have not been accounted for as sales. As a result, the related accounts receivable are included in Lafarge N.A. financial statements and those directly attributable to the Predecessor have been reflected in these financial statements. The related secured borrowing and interest costs have not been allocated to the Predecessor as the obligation was, and remained, a liability of Lafarge N.A. CBP does not maintain an accounts receivable securitization program.

Trade receivables are recorded net of credit memos issued during the normal course of business.

The following reflects a rollforward of the receivable allowances for the years ended December 31, 2013, 2012 and 2011 (In thousands):

	Successor	Predecessor
	July 26 to December 31, 2013	January 1 to August 30, 2013	December 31,
			2012	2011
Beginning	$(1,768)	$(1,530)	$(1,357)	$(1,953)
Additions	(1,466)	(2,377)	(3,097)	(2,951)
Write-offs	1,497	2,139	2,924	3,547

Ending	$(1,737)	$(1,768)	$(1,530)	$(1,357)